Long-Term Debt (Details Textual)	12 Months Ended						12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($) Vessel CreditFacility	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Teekay Tangguh Joint Venture [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($) Vessel	Dec. 31, 2010 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2021 [Member] Teekay Tangguh Joint Venture [Member]	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Dec. 31, 2010 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2021 [Member] Vessel	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($) Vessel	Dec. 31, 2010 U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($) Vessel	Dec. 31, 2011 U.S. Dollar-denominated Unsecured Demand Loan [Member] USD ($)	Dec. 31, 2010 U.S. Dollar-denominated Unsecured Demand Loan [Member] USD ($)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] USD ($) Vessel	Dec. 31, 2010 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2009 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] EUR (€)
Long-Term Debt (Textual) [Abstract]
Long-term debt (note 10)	$ 1,315,231,000	$ 1,399,115,000					$ 321,337,000	$ 332,248,000		$ 114,868,000	$ 120,599,000		$ 346,768,000	$ 371,685,000	$ 120,800,000	$ 13,282,000	$ 13,282,000	$ 348,906,000	$ 373,301,000		€ 269,200,000
Portion of U.S. Dollar-denominated Term Loans Outstanding bearing fixed rate													178,600,000
Fixed interest rate on the portion of US Dollar-denominated Term Loans and Demand Loans outstanding													5.39%			4.84%
Frequency of paying U.S. Dollar-denominated Term Loans													Quarterly payments
Portion of U.S. Dollar-denominated Term Loans Outstanding bearing LIBOR plus margin rate													168,200,000
Bullet Repayments of term loan per vessel							95,000,000			20,000,000			56,000,000		50,700,000
Partnership interest owned				69.00%
Marginal rate added to LIBOR for interest paid on first tranche under the loan facility							0.30%			0.30%		0.30%
Marginal rate added to LIBOR for interest paid on second tranche under the loan facility							0.63%			0.70%		0.63%
Debt instrument tranche value 1							324,500,000
Debt instrument tranche value 2							190,000,000
Debt instrument interest rate, based on EURIBOR plus margin, stated percentage rate range minimum																		0.60%
Debt instrument interest rate, based on EURIBOR plus margin, stated percentage rate range maximum																		2.25%
Borrowings provided under revolving credit facility	494,400,000
Margins on outstanding long term debt					2.75%	0.30%
Interest Rate on LIBOR													LIBOR plus 0.68%		LIBOR plus 2.75%
Foreign exchange gain (loss)	10,310,000	27,545,000	(10,806,000)															10,310,000	27,545,000	(10,806,000)
Number of vessels	7						2			2		2	3		5			2
Bullet payment per vessel due (in years)									12 years and three months
Additional Long Term Debt (Textual) [Abstract]
Available long term revolving credit facilities	3
Undrawn amount of revolving credit facility	445,100,000
Amount reduced under revolving credit facilities, 2012	32,900,000
Amount reduced under revolving credit facilities, 2013	33,700,000
Amount reduced under revolving credit facilities, 2014	34,500,000
Amount reduced under revolving credit facilities, 2015	84,100,000
Amount reduced under revolving credit facilities, 2016	27,300,000
Amount reduced under revolving credit facilities, thereafter	281,900,000
Months required to repay borrowings used for cash distributions	12 months
Weighted-average interest rate for the Partnership's long-term debt outstanding	2.30%	1.70%
Aggregate annual long-term debt principal repayments, 2012	84,700,000
Aggregate annual long-term debt principal repayments, 2013	86,200,000
Aggregate annual long-term debt principal repayments, 2014	87,800,000
Aggregate annual long-term debt principal repayments, 2015	138,800,000
Aggregate annual long-term debt principal repayments, 2016	91,400,000
Aggregate annual long-term debt principal repayments, thereafter	826,300,000
Amount of minimum liquidity of partnership term loans to be held by Teekay Corporation	$ 50,000,000
Percentage of Teekay Corporation's consolidated debt to be maintained by Teekay Corporation as cash or cash equivalents	5.00%